BIOLOGICAL ASSETS (Tables)	9 Months Ended
Sep. 30, 2019
BIOLOGICAL ASSETS
Schedule of reconciliation of changes in biological assets

	September 30	December 31
	2019	2018
	$	$
Carrying amount, beginning of year	1,088,528	114,559
Effect of unrealized changes in fair value of biological assets	544,493	2,818,442
Biological assets purchased	197,432	3,841
Biological asset expensed in R&D	(82,208)	—
Biological assets sold	—	(133,680)
Transferred to inventory upon harvest	(572,473)	(1,714,634)
Carrying amount, end of period	1,175,772	1,088,528